INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
The following table presents the components of the partnership’s intangible assets as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Cost	$1,224	$1,273
Accumulated amortization	(49)	(46)
Accumulated impairment losses	(48)	(48)
Balance, end of period	$1,127	$1,179

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2019 and the year ended December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Balance, beginning of period	$1,179	$1,188
Acquisitions	9	67
Disposals	—	2
Amortization	(7)	(17)
Foreign currency translation	(5)	(58)
Reclassification to assets held for sale and other(1)	(49)	(3)
Balance, end of period	$1,127	$1,179

(1)	Includes the impact of the deconsolidation of BSREP III investments. See Note 4, Investment properties for further information.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	40
Customer relationships	9
Other	4 to 7